PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

5. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software consisted of the following:

	As of December 31,
	2020	2021
	US$	US$
Machinery and laboratory equipment	4,150,822	5,252,399
Leasehold improvements	915,208	1,152,743
Electronic equipment	962,684	1,863,956
Furniture and tools	106,492	81,467
Vehicles	126,764	87,680
Software	95,586	371,636
Total property, equipment and software	6,357,556	8,809,881
Less: accumulated depreciation and amortization	(4,290,431)	(5,322,264)
Net book value	2,067,125	3,487,617

Depreciation and amortization expenses recognized for the years ended December 31, 2019, 2020 and 2021 were US$816,686 , US$858,408, and US$1,125,032 respectively.